Shareholders’ equity (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Authorized capital shares amount	$ 50,000
Ordinary shares authorized	500,000,000	500,000,000
Ordinary shares par value	$ 0.0001	$ 0.0001